Investment in Associates	6 Months Ended
Jun. 30, 2020
Investment in Associates
Investment in Associates

4. Investment in Associates

The movements in investment in associates are reported in the following table:

June 30, 2020
As of January 1, 2020	21,620
Share of profit of associates	928
Dividend declared	(1,275)
As of June 30, 2020	21,273